Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2024
Restatement Determination Date:: 2024-08-14
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery
We disclosed in our Annual Report on Form 10-K filed with the SEC on August 14, 2024 that, in accordance with the applicable accounting guidance, we had revised prior period financial statements after identifying a longstanding accounting error and determining that correcting the error in the current period would be material to our fiscal 2024 results. The error related to revenue recognition of third-party payor contracts within the at-Home Solutions operating segment. We included revised financial statements in the Form 10-K that corrected this error as well as other unrelated immaterial errors. As noted in the Form 10-K, the error correction disclosed in the Form 10-K was a restatement that required a recovery analysis under the Clawback Policy.
As noted above, the Clawback Policy only applies to incentive-based compensation received by covered executives after October 2, 2023 (i.e., fiscal 2024 annual cash incentive awards and Fiscal 22-24 PSUs). We determined that no recovery was required under the Clawback Policy because the annual incentive and PSU payouts were received after we had identified the accounting error and therefore were calculated based on the revised results reflecting the correction of the accounting error. We also determined that the revision to the financial statements did not impact the actual TSR achieved with respect to the relative TSR modifier for the PSUs. Among other things, the Compensation Committee consulted a nationally recognized valuation consultancy as part of the Committee reaching its conclusion.